[dreyfus lion "d" logo]                                   (reg.tm)

[dreyfus logo]                                   (reg.tm)

DREYFUS VARIABLE INVESTMENT FUND,

MONEY MARKET PORTFOLIO

200 Park Avenue

New York, NY 10166

INVESTMENT ADVISER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940


Printed in U.S.A.                                              117SA986

Variable

Investment Fund,

Money Market

Portfolio

Semi-Annual

Report

June 30, 1998

DREYFUS VARIABLE INVESTMENT FUND, MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to report the performance for the Dreyfus Variable Investment Fund--Money Market Portfolio for the six-month period ended June 30, 1998. For the period, your Portfolio produced an annualized yield of 5.07% and, after taking into account the effect of compounding, the annualized effective yield was 5.19%.*

THE ECONOMY AND MARKET ENVIRONMENT

  A major influence on the money market in the past few months has been increased evidence of a slowdown in general economic activity. Overall, the economy appears to be healthy, the job market has been strong, consumers seem to be in a constructive frame of mind and inflation is still at bay. However, the fast pace of expansion that prevailed earlier in the year has clearly cooled.

The problems in Japan and Southeast Asia are finally having some repercussions in this country. Demand for our exports from that part of the world has declined sharply. Furthermore, the flight to the dollar which has resulted from the Asian problems has made the U.S. dollar very expensive for those trading partners.

  Lately, the virtual shutdown of U.S. production at General Motors plants, due to the UAW strike in Flint, Michigan, has been another factor reducing the pace of the economy.

  Although growth in corporate profits has slowed in many sectors in the past year, consensus estimates of future profit growth continue to be cut by several analysts. Profit margins had already begun to shrink under the weight of rising labor costs, making companies' reported profits increasingly dependent on growth of sales. Overall profits could thus prove quite vulnerable to a period of significantly slower economic growth.

  In view of this cooling trend, it has come as no surprise that the Federal Reserve Board, though still watchful for signs of wage inflation, has not taken any recent action to raise interest rates.

  Thus, the money market is feeling the effects of economic cross-currents. Factors tending to restrain interest rates include the demand for U.S. instruments from foreign investors seeking a "safe haven" as well as the prospect of the U.S. Government running a budget surplus, thus reducing the need for Treasury borrowing. Yet we believe that the continuing economic expansion, albeit at a lower rate, helped to keep money market rates from going lower than they did during the reporting period.

PORTFOLIO FOCUS

  In this market environment, we have maintained an average maturity approximating that of our peers. This is a moderately defensive strategy which we feel is wise at this juncture. We will look to vary our approach should new factors in the market make this desirable.

               Sincerely,


               [Patricia A. Larkin signature logo]


               Patricia A. Larkin

               Senior Portfolio Manager

July 15, 1998

New York, N.Y.

* Annualized effective yield is based upon dividends declared daily and reinvested monthly. The Portfolio's performance does not reflect the deduction of additional charges imposed in connection with investing in variable annuity contracts and variable life insurance policies.

DREYFUS VARIABLE INVESTMENT FUND, MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                            JUNE 30, 1998 (UNAUDITED)

                                                                                                   Principal

Negotiable Bank Certificates of Deposit--11.6%                                                      Amount             Value
-------------------------------------------------------

                                                                                                  ____________      ___________

Bankers Trust Co.
  6.00%, 12/10/98                                                                                  $2,000,000      $  2,000,085

Credit Suisse First Boston (Yankee)

  5.61%, 4/14/99 (a)                                                                                3,000,000         3,000,000

NationsBank N.A.

  5.59%, 9/11/98                                                                                    3,000,000         3,000,000

                                                                                                                    ____________

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT

  (cost $8,000,085)                                                                                                $  8,000,085

                                                                                                                    ============


Commercial Paper--47.3%
-------------------------------------------------------

BHF Finance (DE) Inc.

  5.61%, 7/10/98                                                                                 $  3,000,000      $  2,995,800

Commonwealth Bank of Australia

  5.64%, 10/19/98                                                                                   3,000,000         2,949,583

Donaldson Lufkin & Jenrette Inc.

  5.68%, 7/6/98                                                                                     1,000,000           999,222

FINOVA Capital Corp.

  5.63%, 10/16/98                                                                                   3,000,000         2,950,780

General Electric Capital Corp.

  5.52%, 7/31/98                                                                                    3,000,000         2,986,575

General Motors Acceptance Corp.

  5.54%, 9/2/98                                                                                     3,000,000         2,971,755

Goldman Sachs Group L.P.

  5.60%, 9/18/98                                                                                    3,000,000         2,963,792

Hertz Corp.

  5.57%, 7/16/98                                                                                    3,000,000         2,993,113

Merrill Lynch & Co. Inc.

  5.52%, 7/28/98                                                                                    3,000,000         2,987,940

Paine Webber Group Inc.

  5.71%, 9/8/98                                                                                     3,000,000         2,968,088

Prudential Funding Corp.

  6.42%, 7/1/98                                                                                     2,000,000         2,000,000

Svenska Handelsbanken Inc.

  5.57%, 7/14/98                                                                                    3,000,000         2,994,031

                                                                                                                    ____________

TOTAL COMMERCIAL PAPER

  (cost $32,760,679)                                                                                                $32,760,679

                                                                                                                    ============


Corporate Notes--13.0%
-------------------------------------------------------

Heller Financial Inc.

  5.80%, 4/13/99 (a)                                                                             $  3,000,000      $  3,000,000

IBM Credit Corp.

  5.60%, 6/18/99 (a)                                                                                3,000,000         2,998,305

DREYFUS VARIABLE INVESTMENT FUND, MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                JUNE 30, 1998 (UNAUDITED)

                                                                                                    Principal

Corporate Notes (continued)                                                                          Amount            Value
-------------------------------------------------------

                                                                                                  ____________      ___________

Lehman Brothers Holdings, Inc.

  5.65%, 11/2/98                                                                                 $  1,500,000      $  1,515,135

Lehman Brothers Holdings, Inc.

  5.71%, 3/22/99 (a)                                                                                1,500,000         1,500,000

                                                                                                                    ____________

TOTAL CORPORATE NOTES

  (cost $9,013,440)                                                                                                $  9,013,440

                                                                                                                   =============


Short-Term Bank Notes--21.7%
-------------------------------------------------------

BankBoston N.A.

  5.71%, 12/10/98 (a)                                                                            $  3,000,000      $  3,000,000

Bankers Trust N.Y. Corp.

  5.65%, 3/19/99 (a)                                                                                1,000,000           999,720

Huntington National Bank

  5.60%, 12/8/98 (a)                                                                                3,000,000         2,998,777

Key Bank N.A.

  5.62%, 2/24/99 (a)                                                                                3,000,000         2,998,670

PNC Bank N.A.

  5.67%, 9/2/98 (a)                                                                                 2,000,000         1,999,766

Societe Generale

  5.63%, 2/23/99 (a)                                                                                3,000,000         2,999,240

                                                                                                                    ____________

TOTAL SHORT-TERM BANK NOTES

  (cost $14,996,173)                                                                                                $14,996,173

                                                                                                                    ============


Time Deposits--7.6%
-------------------------------------------------------

Chase Manhattan Bank N.A.(London)

  5.50%, 7/1/98                                                                                  $  2,261,000      $  2,261,000

Republic National Bank of New York (London)

  5.75%, 7/1/98                                                                                     3,000,000         3,000,000

                                                                                                                   ____________

TOTAL TIME DEPOSITS

  (cost $5,261,000)                                                                                                $  5,261,000

                                                                                                                   ============


TOTAL INVESTMENTS

  (cost $70,031,377)                                                                101.2%                          $70,031,377

                                                                                   =======                         ============


LIABILITIES, LESS CASH AND RECEIVABLES                                               (1.2%)                         $  (835,004)

                                                                                   =======                         ============


NET ASSETS                                                                          100.0%                          $69,196,373

                                                                                   =======                         ============


Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)  Variable interest rate-subject to periodic change.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS VARIABLE INVESTMENT FUND, MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                 JUNE 30, 1998 (UNAUDITED)

                                                                                                    Cost              Value

                                                                                                 ____________       ___________

ASSETS:                          Investments in securities--See Statement of Investments          $70,031,377       $70,031,377

                                 Interest receivable                                                                    272,442

                                 Prepaid expenses and other assets                                                        2,636

                                                                                                                   ____________

                                                                                                                     70,306,455

                                                                                                                   ____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates                                           29,086

                                 Cash overdraft due to Custodian                                                         82,767

                                 Receivable for shares of Beneficial Interest redeemed                                  954,456

                                 Accrued expenses                                                                        43,773

                                                                                                                   ____________

                                                                                                                      1,110,082

                                                                                                                   ____________

NET ASSETS                                                                                                          $69,196,373

                                                                                                                   ============


REPRESENTED BY:

                                 Paid-in capital                                                                    $69,198,644

                                 Accumulated net realized gain (loss) on investments                                    (2,271)

                                                                                                                   ____________

NET ASSETS                                                                                                          $69,196,373

                                                                                                                   ============


SHARES OUTSTANDING

(UNLIMITED NUMBER OF $.001 PAR VALUE SHARES OF BENEFICIAL INTEREST AUTHORIZED)                                       69,198,644

NET ASSET VALUE, offering and redemption price per share                                                                  $1.00

                                                                                                                          =====


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS VARIABLE INVESTMENT FUND, MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS            SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME
INCOME                           Interest Income                                                                     $1,928,388

EXPENSES:                        Investment advisory fee--Note 2(a)                               $   169,497

                                 Auditing fees                                                         12,098

                                 Custodian fees                                                        10,712

                                 Prospectus and shareholders' reports                                   2,811

                                 Registration fees                                                      1,828

                                 Trustees' fees and expenses--Note 2(b)                                   513

                                 Shareholder servicing costs                                              165

                                 Legal fees                                                               144

                                 Miscellaneous                                                         10,117

                                                                                                  ___________

                                    Total Expenses                                                                      207,885

                                                                                                                    ___________

INVESTMENT INCOME--NET                                                                                                1,720,503

NET REALIZED GAIN (LOSS) ON INVESTMENTS--Note 1(b)                                                                         (200)

                                                                                                                    ___________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                 $1,720,303

                                                                                                                    ===========


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS VARIABLE INVESTMENT FUND, MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                       Six Months Ended

                                                                                        June 30, 1998           Year Ended

                                                                                          (Unaudited)        December 31, 1997

                                                                                       ________________      _______________

OPERATIONS:
  Investment income--net                                                                  $  1,720,503          $  3,093,574

  Net realized gain (loss) from investments                                                       (200)               (1,289)

                                                                                          ____________          ____________

    Net Increase (Decrease) in Net Assets Resulting from Operations                          1,720,303             3,092,285

                                                                                          ____________          ____________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net                                                                    (1,720,503)           (3,093,574)

                                                                                          ____________          ____________

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

  Net proceeds from shares sold                                                             37,310,655            62,971,700

  Dividends reinvested                                                                       1,720,503             3,093,574

  Cost of shares redeemed                                                                  (34,462,576)          (57,622,106)

                                                                                          ____________          ____________

    Increase (Decrease) in Net Assets from Beneficial Interest Transactions                  4,568,582             8,443,168

                                                                                          ____________          ____________

       Total Increase (Decrease) in Net Assets                                               4,568,382             8,441,879

NET ASSETS:

  Beginning of period                                                                       64,627,991            56,186,112

                                                                                          ____________          ____________

  End of period                                                                            $69,196,373           $64,627,991

                                                                                          ============          ============


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS VARIABLE INVESTMENT FUND, MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Series' financial statements.


                              Six Months Ended

                                June 30, 1998     Year Ended December 31,

                                              __________________________________
___________

PER SHARE DATA:                                           (Unaudited)        1997       1996       1995       1994      1993

                                                          __________        ______     ______     ______    ______     ______
   Net asset value, beginning of period                     $  1.00        $  1.00    $  1.00    $  1.00   $  1.00    $  1.00

                                                             ______         ______     ______     ______    ______     ______

   Investment Operations:

   Investment income--net                                      .025           .050       .050       .055      .043       .032

                                                             ______         ______     ______     ______    ______     ______

   Distributions:

   Dividends from investment income--net                      (.025)         (.050)     (.050)     (.055)    (.043)     (.032)

                                                             ______         ______     ______     ______    ______     ______

   Net asset value, end of period                           $  1.00        $  1.00    $  1.00    $  1.00   $  1.00    $  1.00

                                                             ======         ======     ======     ======    ======     ======


TOTAL INVESTMENT RETURN                                        5.12%*         5.19%      5.10%      5.66%     4.37%      3.29%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets         .             61%*          .61%       .62%       .62%       --         --

   Ratio of net investment income to average net assets        5.08%*         5.08%      4.96%      5.51%     4.62%      3.23%

   Decrease reflected in above expense ratios

       due to undertakings by The Dreyfus Corporation            --             --         --        .03%      .88%      2.81%

   Net Assets, end of period (000's Omitted)                $69,196        $64,628    $56,186    $45,249   $34,728     $7,651
-----------------------------

*  Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS VARIABLE INVESTMENT FUND, MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus Variable Investment Fund (the "Fund" ) is registered under the Investment Company Act of 1940 ("Act") as an open-end management investment company, operating as a series company currently offering thirteen series, including the Money Market Portfolio (the "Series") and is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies. The Series is a diversified portfolio. The Series' investment objective is to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation ("Dreyfus") serves as the Series' investment adviser. Dreyfus is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Series' shares, which are sold without a sales charge.

It is the Series' policy to maintain a continuous net asset value per share of $1.00; the Series has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.

  The Fund accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

  The Series' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments are valued at amortized cost, which has been determined by the Fund's Board of Trustees to represent the fair value of the Series' investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custodian agreement, the Series received net earnings credits of $3,714 during the period ended June 30, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

  The Series may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Fund' s Manager, subject to the seller's agreement to repurchase and the Series' agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Series' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Series will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Series maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

DREYFUS VARIABLE INVESTMENT FUND, MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Series to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be offset by a capital loss carryovers, it is the policy of the Series not to distribute such gain.

  (D) FEDERAL INCOME TAXES: It is the policy of the Series to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes

  The Series has an unused capital loss carryover of approximately $2,150 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 1997. If not applied, $850 of the carryover expires in fiscal 2004, and $1,300 expires in fiscal 2005.

NOTE 2--INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

  (A) Pursuant to an Investment Advisory Agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .50 of 1% of the value of the Series' average daily net assets and is payable monthly.

  The  Series  compensates  Dreyfus  Transfer, Inc. a wholly-owned subsidiary of
Dreyfus,   under  a  transfer  agency  agreement  for  providing  personnel  and facilities to perform transfer agency services for the Series.

  (B) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.